Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		$ 2,359	$ 1,433	$ 675
Cost of revenue		(1,499)	(1,356)	(1,070)
Other income		17	17	12
Sales and marketing expense		(293)	(278)	(241)
General and administrative expense		(550)	(646)	(544)
Research and development expense		(421)	(465)	(356)
Net impairment loss on financial assets		(72)	(58)	(19)
Other expenses*	[1]	(4)	(12)	(11)
Restucturing costs		(56)	(8)	(1)
Operating loss		(519)	(1,373)	(1,555)
Finance income		198	107	28
Finance costs		(99)	(166)	(1,701)
Net change in fair value of financial assets and liabilities		(39)	(294)	37
Share listing and associated expenses		0	0	(353)
Net finance income/ (costs)		60	(353)	(1,989)
Share of loss of equity-accounted investees (net of tax)		(7)	(8)	(8)
Loss before income tax		(466)	(1,734)	(3,552)
Income tax expense		(19)	(6)	(3)
Loss for the year		(485)	(1,740)	(3,555)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements		2	2	1
Investments and put liabilities at FVOCI - net change in fair value		(24)	(3)	0
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences - foreign operations		7	(42)	(42)
Other comprehensive loss for the year, net of tax		(15)	(43)	(41)
Total comprehensive loss for the year		(500)	(1,783)	(3,596)
Loss attributable to:
Owners of the Company		(434)	(1,683)	(3,449)
Non-controlling interests		(51)	(57)	(106)
Loss for the year		(485)	(1,740)	(3,555)
Total comprehensive loss attributable to:
Owners of the Company		(448)	(1,729)	(3,489)
Non-controlling interests		(52)	(54)	(107)
Total comprehensive loss for the year		$ (500)	$ (1,783)	$ (3,596)
Loss per share
Basic loss per share		$ (0.11)	$ (0.44)	$ (6.39)
Diluted loss per share		$ (0.11)	$ (0.44)	$ (6.39)

[1]	* Excluding restructuring costs